Condensed Consolidating Guarantor Financial Information - Condensed Cash Flow Statement (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net cash provided by (used in) operating activities	$ 63	$ 339	$ 1,365	$ 1,446	$ 1,307
Investing Activities:
Capital expenditures for property and equipment	(9)	(84)	(317)	(310)	(268)
Issuance of intercompany receivables			0
Acquisitions, net of cash acquired			0	(1,402)	0
Payments received on intercompany receivables			0
Proceeds from asset dispositions			11	2,205	44
Contract acquisition costs	(13)	(9)	(55)	(37)	(65)
Capitalized software costs	(9)	(11)	(81)	(62)	(69)
Other	(19)	(6)	(36)	20	48
Net cash provided by (used in) investing activities	(50)	(110)	(478)	414	(310)
Financing Activities:
Borrowings	1,823	0	4,715	48	350
Repayment of debt	(1,824)	(32)	(4,359)	(1,624)	(1,424)
Debt issuance costs	(66)	0	(76)	0	(9)
Intercompany borrowings			0
Capital contribution			0	0	13
Repayment of intercompany borrowings	0		0
Intercompany transfers	0	0	0	0	0
Dividends paid	(49)	(69)	(277)	(138)	0
Intercompany dividends			0	0
Cash transferred in spin-offs of Park and HGV	(501)	0
Repurchases of common stock	(70)	0
Distributions to noncontrolling interests	(1)	(2)	(32)	(8)	(5)
Tax withholdings on share-based compensation	(28)	(13)	(15)	(31)	0
Net cash used in financing activities	(716)	(116)	(44)	(1,753)	(1,075)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	5	4	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	(698)	117	828	88	(92)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	1,183	633	633	628	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	501	223	223	140	154
Cash, restricted cash and cash equivalents, beginning of period	1,684	856	856	768	860
Cash, restricted cash and cash equivalents from continuing operations, end of period	986	682	1,183	633	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	0	291	501	223	140
Cash, restricted cash and cash equivalents, end of period	986	973	1,684	856	768
Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		634	634
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		222	222
Cash, restricted cash and cash equivalents, beginning of period		0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period				634
Cash, restricted cash and cash equivalents from discontinued operations, end of period				222
Cash, restricted cash and cash equivalents, end of period				0
Eliminations [Member]
Operating Activities:
Net cash provided by (used in) operating activities	(3)	0	(605)	(436)	(300)
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Issuance of intercompany receivables			234
Acquisitions, net of cash acquired				0
Payments received on intercompany receivables			(192)
Proceeds from asset dispositions			0	0	0
Contract acquisition costs	0	0	0	0	0
Capitalized software costs	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	42	0	0
Financing Activities:
Borrowings	0		0	0	0
Repayment of debt	0	0	0	0	0
Debt issuance costs	0		0		0
Intercompany borrowings			(234)
Capital contribution					(9)
Repayment of intercompany borrowings	3		192
Intercompany transfers	0	0	0	0	0
Dividends paid	0	0	0	0	309
Intercompany dividends			605	436
Cash transferred in spin-offs of Park and HGV	0
Repurchases of common stock	0
Distributions to noncontrolling interests	0	0	0	0	0
Tax withholdings on share-based compensation	0	0	0	0
Net cash used in financing activities	3	0	563	436	300
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0	0	0
Eliminations [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		0	0
Cash, restricted cash and cash equivalents, beginning of period		0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period				0
Cash, restricted cash and cash equivalents from discontinued operations, end of period				0
Cash, restricted cash and cash equivalents, end of period				0
Parent [Member]
Operating Activities:
Net cash provided by (used in) operating activities	0	0	0	0	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Issuance of intercompany receivables			0
Acquisitions, net of cash acquired				0
Payments received on intercompany receivables			0
Proceeds from asset dispositions			0	0	0
Contract acquisition costs	0	0	0	0	0
Capitalized software costs	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0
Financing Activities:
Borrowings	0		0	0	0
Repayment of debt	0	0	0	0	0
Debt issuance costs	0		0		0
Intercompany borrowings			0
Capital contribution					0
Repayment of intercompany borrowings	0		0
Intercompany transfers	119	69	277	138	0
Dividends paid	(49)	(69)	(277)	(138)	0
Intercompany dividends			0	0
Cash transferred in spin-offs of Park and HGV	0
Repurchases of common stock	(70)
Distributions to noncontrolling interests	0	0	0	0	0
Tax withholdings on share-based compensation	0	0	0	0
Net cash used in financing activities	0	0	0	0	0
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0	0	0
Parent [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		0	0
Cash, restricted cash and cash equivalents, beginning of period		0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period				0
Cash, restricted cash and cash equivalents from discontinued operations, end of period				0
Cash, restricted cash and cash equivalents, end of period				0
HWF Issuers [Member]
Operating Activities:
Net cash provided by (used in) operating activities	0	0	(37)	184	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Issuance of intercompany receivables			0
Acquisitions, net of cash acquired				0
Payments received on intercompany receivables			0
Proceeds from asset dispositions			0	0	0
Contract acquisition costs	0	0	0	0	0
Capitalized software costs	0	0	0	0	0
Other	(13)	0	(6)	0	0
Net cash provided by (used in) investing activities	(13)	0	(6)	0	0
Financing Activities:
Borrowings	1,823		0	0	0
Repayment of debt	(1,823)	0	(266)	(775)	(1,000)
Debt issuance costs	(66)		(17)		(6)
Intercompany borrowings			0
Capital contribution					0
Repayment of intercompany borrowings	0		0
Intercompany transfers	79	0	326	591	1,006
Dividends paid	0	0	0	0	0
Intercompany dividends			0	0
Cash transferred in spin-offs of Park and HGV	0
Repurchases of common stock	0
Distributions to noncontrolling interests	0	0	0	0	0
Tax withholdings on share-based compensation	0	0	0	0
Net cash used in financing activities	13	0	43	(184)	0
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	0	0	0	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period		0	0	0	0
Cash, restricted cash and cash equivalents, end of period	0	0	0	0	0
HWF Issuers [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		0	0
Cash, restricted cash and cash equivalents, beginning of period		0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period				0
Cash, restricted cash and cash equivalents from discontinued operations, end of period				0
Cash, restricted cash and cash equivalents, end of period				0
HOC [Member]
Operating Activities:
Net cash provided by (used in) operating activities	(102)		0
Investing Activities:
Capital expenditures for property and equipment	0		0
Issuance of intercompany receivables			0
Payments received on intercompany receivables			0
Proceeds from asset dispositions			0
Contract acquisition costs	0		0
Capitalized software costs	0		0
Other	0		0
Net cash provided by (used in) investing activities	0		0
Financing Activities:
Borrowings	0		1,000
Repayment of debt	0		0
Debt issuance costs	0		(20)
Intercompany borrowings			0
Repayment of intercompany borrowings	(3)		0
Intercompany transfers	133		(890)
Dividends paid	0		0
Intercompany dividends			0
Cash transferred in spin-offs of Park and HGV	0
Repurchases of common stock	0
Distributions to noncontrolling interests	0		0
Tax withholdings on share-based compensation	(28)		0
Net cash used in financing activities	102		90
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0		0
Net increase (decrease) in cash, restricted cash and cash equivalents	0		90
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	90	0	0
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0
Cash, restricted cash and cash equivalents, beginning of period	90	0	0
Cash, restricted cash and cash equivalents from continuing operations, end of period			90	0
Cash, restricted cash and cash equivalents from discontinued operations, end of period			0	0
Cash, restricted cash and cash equivalents, end of period	90		90	0
HOC [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	90
Cash, restricted cash and cash equivalents, beginning of period	90
Cash, restricted cash and cash equivalents from continuing operations, end of period			90
Cash, restricted cash and cash equivalents, end of period			90
Guarantor Subsidiaries [Member]
Operating Activities:
Net cash provided by (used in) operating activities	56	(279)	912	975	1,085
Investing Activities:
Capital expenditures for property and equipment	(1)	0	(9)	(11)	(5)
Issuance of intercompany receivables			(192)
Acquisitions, net of cash acquired				0
Payments received on intercompany receivables			192
Proceeds from asset dispositions			0	0	4
Contract acquisition costs	(8)	(8)	(46)	(23)	(19)
Capitalized software costs	(9)	(10)	(73)	(57)	(64)
Other	(6)	(9)	(35)	13	11
Net cash provided by (used in) investing activities	(24)	(27)	(163)	(78)	(73)
Financing Activities:
Borrowings	0		0	0	0
Repayment of debt	0	0	0	0	0
Debt issuance costs	0		0
Intercompany borrowings			42
Capital contribution					0
Repayment of intercompany borrowings	0
Intercompany transfers	(42)	317	(854)	(693)	(1,094)
Dividends paid	0	0	0	0	0
Intercompany dividends			0	(184)
Cash transferred in spin-offs of Park and HGV	0
Repurchases of common stock	0
Distributions to noncontrolling interests	0	0	0	0	0
Tax withholdings on share-based compensation	0	(13)	(15)	(31)
Net cash used in financing activities	(42)	304	(827)	(908)	(1,094)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash, restricted cash and cash equivalents	(10)	(2)	(78)	(11)	(82)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	31	109	109	119	201
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	0	0	0	1	1
Cash, restricted cash and cash equivalents, beginning of period	31	109	109	120	202
Cash, restricted cash and cash equivalents from continuing operations, end of period		106	31	109	119
Cash, restricted cash and cash equivalents from discontinued operations, end of period		0	0	0	1
Cash, restricted cash and cash equivalents, end of period	21	106	31	109	120
Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		108	108
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		0	0
Cash, restricted cash and cash equivalents, beginning of period		108	108
Cash, restricted cash and cash equivalents from continuing operations, end of period				108
Cash, restricted cash and cash equivalents from discontinued operations, end of period				0
Cash, restricted cash and cash equivalents, end of period				108
Non-Guarantor Subsidiaries [Member]
Operating Activities:
Net cash provided by (used in) operating activities	112	618	1,095	723	522
Investing Activities:
Capital expenditures for property and equipment	(8)	(84)	(308)	(299)	(263)
Issuance of intercompany receivables			(42)
Acquisitions, net of cash acquired				(1,402)
Payments received on intercompany receivables			0
Proceeds from asset dispositions			11	2,205	40
Contract acquisition costs	(5)	(1)	(9)	(14)	(46)
Capitalized software costs	0	(1)	(8)	(5)	(5)
Other	0	3	5	7	37
Net cash provided by (used in) investing activities	(13)	(83)	(351)	492	(237)
Financing Activities:
Borrowings	0		3,715	48	350
Repayment of debt	(1)	(32)	(4,093)	(849)	(424)
Debt issuance costs	0		(39)		(3)
Intercompany borrowings			192
Capital contribution					22
Repayment of intercompany borrowings	0		(192)
Intercompany transfers	(289)	(386)	1,141	(36)	88
Dividends paid	0	0	0	0	(309)
Intercompany dividends			(605)	(252)
Cash transferred in spin-offs of Park and HGV	(501)
Repurchases of common stock	0
Distributions to noncontrolling interests	(1)	(2)	(32)	(8)	(5)
Tax withholdings on share-based compensation	0	0	0	0
Net cash used in financing activities	(792)	(420)	87	(1,097)	(281)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	5	4	(15)	(19)	(14)
Net increase (decrease) in cash, restricted cash and cash equivalents	(688)	119	816	99	(10)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	1,062	524	524	509	505
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	501	223	223	139	153
Cash, restricted cash and cash equivalents, beginning of period	1,563	747	747	648	658
Cash, restricted cash and cash equivalents from continuing operations, end of period		576	1,062	524	509
Cash, restricted cash and cash equivalents from discontinued operations, end of period		291	501	223	139
Cash, restricted cash and cash equivalents, end of period	$ 875	867	1,563	747	$ 648
Non-Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Financing Activities:
Cash, restricted cash and cash equivalents from continuing operations, beginning of period		526	526
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period		222	222
Cash, restricted cash and cash equivalents, beginning of period		$ 748	$ 748
Cash, restricted cash and cash equivalents from continuing operations, end of period				526
Cash, restricted cash and cash equivalents from discontinued operations, end of period				222
Cash, restricted cash and cash equivalents, end of period				$ 748